Revenue (Tables)	6 Months Ended
Jun. 30, 2018
Revenue [Abstract]
Schedule of information of revenue
	For the six months ended June 30,
	2018	2017
Apparel
-Wholesale	6,961,772	8,334,042
-Retail	283,499	346,051
Subtotal	7,245,271	8,680,093
Subcontracting	1,106,799	899,475
	8,352,070	9,579,568